Operating Lease	6 Months Ended
Jun. 30, 2026
Operating Lease [Abstract]
OPERATING LEASE

6. OPERATING LEASE

As of June 30, 2026, the Company leases office space in the PRC under non-cancelable operating leases, with terms ranging between 24 months and 36 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the condensed consolidated statements of income and comprehensive income. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the condensed consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its condensed consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities from continuing operations recorded on the condensed consolidated balance sheets.

	June 30, 2026	December 31, 2025
Right of use assets, net	$988,479	$228,330

Operating lease liabilities, current	414,782	93,191
Operating lease liabilities, noncurrent	595,821	110,622
Total operating lease liabilities	$1,010,603	$203,813

Other information about the Company’s leases from continuing operations is as follows:

	For the Six Months Ended June 30,
	2026	2025
Operating cash flows used in operating leases	$239,963	$12,558
Weighted average remaining lease term (years)	2.39	0.54
Weighted average discount rate	3.48%	4.75%

Operating lease expenses from continuing operations were $624,754 and $12,558, respectively, for the six months ended June 30, 2026 and 2025, among which $459,018 and $nil were incurred for short-term leases.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026:

June 30, 2026
For the six months ending December 31, 2026	$200,508
For the year ending December 31, 2027	430,770
For the year ending December 31, 2028	368,705
For the year ending December 31, 2029	28,259
Total lease payments	1,028,242
Less: Imputed interest	(17,639)
Present value of operating lease liabilities	$1,010,603